Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deposits
Schedule of deposits by category

(dollars in thousands)	September 30, 2016	December 31, 2015
U.S.:
Interest-bearing	$10,500,417	$10,111,319
Noninterest-bearing	5,171,172	4,801,370
Foreign:
Interest-bearing	664,572	618,776
Noninterest-bearing	629,366	530,459
Total deposits	$16,965,527	$16,061,924

	December 31,
(dollars in thousands)	2015	2014
U.S.:
Interest‑bearing	$10,111,319	$9,337,818
Noninterest‑bearing	4,801,370	4,219,789
Foreign:
Interest‑bearing	618,776	682,131
Noninterest‑bearing	530,459	485,641
Total deposits	$16,061,924	$14,725,379

Schedule of maturity distribution of time certificates of deposits

The following table presents the maturity distribution of time certificates of deposits as of September 30, 2016:

	Under	$250,000
(dollars in thousands)	$250,000	or More	Total
Three months or less	$250,817	$1,538,358	$1,789,175
Over three through six months	162,312	817,101	979,413
Over six through twelve months	377,824	239,995	617,819
One to two years	82,410	66,962	149,372
Two to three years	141,117	49,040	190,157
Three to four years	98,047	38,461	136,508
Four to five years	102,580	40,012	142,592
Thereafter	107	—	107
Total	$1,215,214	$2,789,929	$4,005,143

	$100,000	Under
(dollars in thousands)	or More	$100,000	Total
Three months or less	$1,624,132	$118,395	$1,742,527
Over three through six months	615,697	141,673	757,370
Over six through twelve months	498,476	267,883	766,359
2017	89,395	60,296	149,691
2018	62,987	69,211	132,198
2019	60,982	81,201	142,183
2020	49,236	70,314	119,550
Thereafter	—	122	122
Total	$3,000,905	$809,095	$3,810,000